VIRTUS AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—7.0%
U.S. Treasury Bonds
2.250%, 5/15/41	$1,630	$1,696
1.875%, 2/15/51	4,202	4,010
U.S. Treasury Notes
0.125%, 11/30/22	1,300	1,299
1.500%, 2/28/23	4,000	4,086
0.125%, 6/30/23	1,000	998
0.375%, 4/15/24	5,000	4,994
0.875%, 6/30/26	1,315	1,315
1.250%, 6/30/28	99	99
1.625%, 5/15/31	2,365	2,401
Total U.S. Government Securities (Identified Cost $20,605)		20,898

Mortgage-Backed Securities—8.8%
Agency—7.8%
Federal Home Loan Mortgage Multiclass Certificates 2021-P009, A2 1.878%, 1/25/31	921	950
Federal Home Loan Mortgage Multifamily Structured Pass Through Certificates
1.639%, 1/25/30	870	881
1.493%, 9/25/30	1,300	1,300
2.074%, 1/25/31	50	52
Federal National Mortgage Association
2021-M1S, A2 1.430%, 12/25/30(1)	2,000	1,978
2021-M2G, A2 1.376%, 3/25/31(1)	1,000	989
Government National Mortgage Association II
Pool #78446 3.000%, 2/20/48	1,445	1,510
Pool #784648 3.000%, 11/20/48	3,522	3,640
Pool #BV0838 2.500%, 8/20/50	5,913	6,126
Pool #MA6985 2.000%, 11/20/50	1,315	1,320
Pool #BZ4061 2.000%, 12/20/50	2,187	2,230
	Par Value	Value

Agency—continued
Pool #MA7366 2.000%, 5/20/51	$2,243	$2,286
		23,262

Non-Agency—1.0%
Grace Trust 2020-GRCE, A 144A 2.347%, 12/10/40(2)	1,250	1,275
One Bryant Park Trust 2019-OBP, A 144A 2.516%, 9/15/54(2)	1,500	1,553
		2,828

Total Mortgage-Backed Securities (Identified Cost $26,474)		26,090

Asset-Backed Securities—6.8%
Automobiles—1.9%
Ally Auto Receivables Trust 2019-4, A3 1.840%, 6/17/24	902	910
CarMax Auto Owner Trust 2020-2, A3 1.700%, 11/15/24	1,000	1,013
GM Financial Automobile Leasing Trust 2021-2, A3 0.340%, 5/20/24	500	500
Nissan Auto Receivables Owner Trust 2017-B, A4 1.950%, 10/16/23	911	914
Tesla Auto Lease Trust
2018-B, B 144A 4.120%, 10/20/21(2)	450	451
2021-A, A3 144A 0.560%, 3/20/25(2)	750	751
Toyota Auto Receivables Owner Trust 2021-B, A3 0.260%, 11/17/25	1,000	998
		5,537

	Par Value	Value

Collateralized Loan Obligations—1.0%
Flatiron Clo 17 Ltd. 2017-1A, AR (3 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 1.136%, 5/15/30(1)(2)	$1,825	$1,823
Venture 42 CLO Ltd. 2021-42A, A1A (3 month LIBOR + 1.130%, Cap N/A, Floor 1.130%) 144A 1.311%, 4/15/34(1)(2)	1,220	1,224
		3,047

Consumer Loans—0.2%
OneMain Financial Issuance Trust 2021-1A, A1 144A 1.550%, 6/16/36(2)	500	502
Credit Card—0.3%
Citibank Credit Card Issuance Trust 2018-A2, A2 (1 month LIBOR + 0.330%) 0.423%, 1/20/25(1)	1,000	1,004
Other—3.4%
United States Small Business Administration
2017-20E, 1 2.880%, 5/1/37	1,683	1,810
2020-20G, 1 1.030%, 7/1/40	2,198	2,175
2020-25L, 1 1.210%, 12/1/45	1,474	1,474
2021-25A, 1 1.280%, 1/1/46	3,133	3,124
2021-25B, 1 1.340%, 2/1/46	620	620
Verizon Master Trust 2021-1, A 0.500%, 5/20/27	500	499
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Other—continued
Verizon Owner Trust 2018-1A, B 144A 3.050%, 9/20/22(2)	$552	$553
		10,255

Total Asset-Backed Securities (Identified Cost $20,428)		20,345

Corporate Bonds and Notes—13.7%
Toys/Games/Hobbies—0.1%
Hasbro, Inc.
6.350%, 3/15/40	135	188
5.100%, 5/15/44	75	92
		280

Advertising—0.0%
Omnicom Group, Inc. 2.600%, 8/1/31	132	134
Aerospace & Defense—0.6%
BAE Systems plc
144A 3.400%, 4/15/30(2)	30	33
144A 1.900%, 2/15/31(2)	125	120
Boeing Co. (The)
2.196%, 2/4/26	311	314
3.625%, 2/1/31	225	242
Northrop Grumman Corp. 3.250%, 1/15/28	565	617
Northrop Grumman Systems Corp. 7.875%, 3/1/26	210	271
Raytheon Technologies Corp.
7.200%, 8/15/27	93	121
7.000%, 11/1/28	75	99
		1,817

Airlines—0.4%
American Airlines, Inc. 5.500%, 4/20/26(2)	150	159
Delta Air Lines, Inc.
144A 7.000%, 5/1/25(2)	210	245
144A 4.500%, 10/20/25(2)	205	220
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(2)	480	528
United Airlines, Inc. 144A 4.625%, 4/15/29(2)	100	104
		1,256

	Par Value	Value

Auto Manufacturers—0.2%
Ford Motor Credit Co. LLC 4.140%, 2/15/23	$215	$223
General Motors Co. 5.150%, 4/1/38	290	353
		576

Banks—2.4%
Banco Santander S.A. 4.750% (3)	200	202
Bank of America Corp.
2.456%, 10/22/25	325	340
2.496%, 2/13/31	560	572
Citigroup, Inc. 0.776%, 10/30/24	1,010	1,013
Cooperatieve Rabobank UA 144A 1.106%, 2/24/27(2)	750	739
Deutsche Bank AG 6.000% (3)	200	211
Goldman Sachs Group, Inc. (The) 0.855%, 2/12/26	330	328
Huntington Capital Trust I (3 month LIBOR + 0.700%) 0.886%, 2/1/27(1)	220	207
JPMorgan Chase & Co.
0.563%, 2/16/25	450	448
3.328%, 4/22/52	135	144
Series KK 3.650%(3)	134	134
Series U (3 month LIBOR + 0.950%) 1.126%, 2/2/37(1)	520	460
Natwest Group plc
2.359%, 5/22/24	635	654
3.073%, 5/22/28	200	211
Popular, Inc. 6.125%, 9/14/23	340	367
State Street Corp. (3 month LIBOR + 1.000%) 1.119%, 6/15/47(1)	465	396
Sumitomo Mitsui Financial Group, Inc. 0.508%, 1/12/24	428	426
Truist Financial Corp. 1.267%, 3/2/27	400	400
		7,252

Biotechnology—0.0%
Celgene Corp. 5.000%, 8/15/45	70	83
Building Materials—0.1%
Carrier Global Corp. 2.722%, 2/15/30	220	228
	Par Value	Value

Chemicals—0.2%
Air Products and Chemicals, Inc. 2.800%, 5/15/50	$141	$141
LG Chem Ltd. 144A 1.375%, 7/7/26(2)	400	397
		538

Commercial Services—0.3%
Experian Finance plc 144A 2.750%, 3/8/30(2)	200	207
Massachusetts Institute of Technology 5.600%, 7/1/11	175	298
President and Fellows of Harvard College 4.875%, 10/15/40	135	185
Trustees of Tufts College 3.099%, 8/15/51	135	142
		832

Computers—0.0%
Leidos, Inc. 7.125%, 7/1/32	33	45
Diversified Financial Services—0.6%
AerCap Ireland Capital DAC 3.500%, 1/15/25	150	159
American Express Co.
3.625%, 12/5/24	145	159
8.150%, 3/19/38	105	166
Discover Financial Services
4.100%, 2/9/27	190	213
Series C 5.500%(3)	230	246
GE Capital Funding LLC 4.550%, 5/15/32	260	310
Intercontinental Exchange, Inc. 2.650%, 9/15/40	110	105
Synchrony Financial 4.375%, 3/19/24	375	408
		1,766

Electric Utilities—2.3%
Alabama Power Co.
5.700%, 2/15/33	80	104
4.100%, 1/15/42	165	189
3.125%, 7/15/51	66	68
Arizona Public Service Co. 5.500%, 9/1/35	90	117
CMS Energy Corp. 3.600%, 11/15/25	175	191
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Electric Utilities—continued
Consolidated Edison Co. of New York, Inc. Series 06-E 5.700%, 12/1/36	$40	$53
DTE Electric Co.
5.700%, 10/1/37	300	407
Series A 4.050%, 5/15/48	120	146
Duke Energy Carolinas LLC 3.450%, 4/15/51	50	55
Duke Energy Florida LLC 2.500%, 12/1/29	143	150
Duke Energy Progress LLC 3.450%, 3/15/29	330	366
Edison International Series A 5.375% (3)	155	156
Enel Finance International N.V. 144A 2.650%, 9/10/24(2)	600	631
Jersey Central Power & Light Co.
6.150%, 6/1/37	270	349
144A 2.750%, 3/1/32(2)	205	208
NextEra Energy Capital Holdings, Inc. 1.900%, 6/15/28	410	414
Niagara Mohawk Power Corp. 144A 1.960%, 6/27/30(2)	205	202
NRG Energy, Inc. 144A 2.450%, 12/2/27(2)	527	530
Pacific Gas and Electric Co.
4.550%, 7/1/30	215	230
4.500%, 12/15/41	25	24
4.950%, 7/1/50	120	123
PacifiCorp 2.700%, 9/15/30	75	79
Pennsylvania Electric Co.
6.150%, 10/1/38	95	125
144A 4.150%, 4/15/25(2)	313	338
PPL Electric Utilities Corp. 5.200%, 7/15/41	360	476
Public Service Co. of Colorado 4.750%, 8/15/41	199	249
Sempra Energy 3.550%, 6/15/24	505	543
Southern California Edison Co. 3.900%, 12/1/41	140	144
	Par Value	Value

Electric Utilities—continued
Southern Co. (The) Series A 3.750%, 9/15/51	$133	$134
Virginia Electric and Power Co. Series A 3.800%, 4/1/28	145	164
		6,965

Electronics—0.1%
Avnet, Inc. 3.000%, 5/15/31	245	244
Equity Real Estate Investment Trusts (REITs)—0.6%
Alexandria Real Estate Equities, Inc. 2.000%, 5/18/32	77	75
American Tower Corp.
3.375%, 5/15/24	147	157
2.750%, 1/15/27	475	503
Crown Castle International Corp.
4.450%, 2/15/26	370	418
2.900%, 4/1/41	130	126
CyrusOne LP 2.150%, 11/1/30	95	90
Equinix, Inc. 1.000%, 9/15/25	427	424
		1,793

Food & Beverage—0.2%
Anheuser-Busch InBev Finance, Inc. 4.000%, 1/17/43	380	424
PepsiCo, Inc. 2.875%, 10/15/49	200	206
		630

Healthcare-Products—0.1%
STERIS Irish FinCo UnLtd Co. 2.700%, 3/15/31	195	199
Healthcare-Services—0.2%
Centene Corp. 2.450%, 7/15/28	131	133
HCA, Inc. 5.875%, 2/15/26	165	191
UnitedHealth Group, Inc. 3.250%, 5/15/51	195	208
		532

Insurance—1.0%
American International Group, Inc.
3.400%, 6/30/30	170	186
6.820%, 11/15/37	23	32
	Par Value	Value

Insurance—continued
Athene Global Funding
144A 2.550%, 6/29/25(2)	$111	$116
144A 2.500%, 3/24/28(2)	135	138
Global Atlantic Fin Co.
144A 3.125%, 6/15/31(2)	205	206
144A 4.700%, 10/15/51(2)	500	501
Lincoln National Corp. (3 month LIBOR + 2.358%) 2.513%, 5/17/66(1)	345	304
Massachusetts Mutual Life Insurance Co. 144A 5.077%, 2/15/69(2)	345	426
MetLife, Inc. 144A 9.250%, 4/8/38(2)	145	220
Metropolitan Life Insurance Co. 144A 7.800%, 11/1/25(2)	215	272
New York Life Insurance Co. 144A 4.450%, 5/15/69(2)	80	100
Pacific Life Global Funding II 144A 1.375%, 4/14/26(2)	375	376
		2,877

Internet—0.3%
Amazon.com, Inc. 3.250%, 5/12/61	196	207
Booking Holdings, Inc. 4.625%, 4/13/30	265	316
Netflix, Inc. 4.875%, 4/15/28	180	209
VeriSign, Inc. 2.700%, 6/15/31	199	202
		934

Iron & Steel—0.0%
ArcelorMittal S.A. 7.250%, 10/15/39	75	106
Media—0.5%
Charter Communications Operating LLC 5.375%, 4/1/38	90	111
Time Warner Cable LLC 6.550%, 5/1/37	315	429
ViacomCBS, Inc.
3.450%, 10/4/26	180	195
4.200%, 5/19/32	62	72
5.250%, 4/1/44	205	262
6.250%, 2/28/57	158	181
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Media—continued
Walt Disney Co. (The) 3.500%, 5/13/40	$325	$362
		1,612

Multi-National—0.7%
International Bank for Reconstruction & Development (SOFRRATE + 0.370%) 0.401%, 2/11/31(1)	2,000	2,008
Oil, Gas & Consumable Fuels—0.6%
Boston Gas Co. 144A 3.150%, 8/1/27(2)	435	466
Cenovus Energy, Inc. 3.800%, 9/15/23	60	63
EQT Corp. 144A 3.125%, 5/15/26(2)	200	205
Exxon Mobil Corp. 4.114%, 3/1/46	210	248
Hess Corp.
7.125%, 3/15/33	180	244
5.600%, 2/15/41	85	106
Lundin Energy Finance B.V. 144A 2.000%, 7/15/26(2)	205	205
Marathon Petroleum Corp. 5.850%, 12/15/45	85	111
Petroleos Mexicanos 4.500%, 1/23/26	130	132
		1,780

Paper & Forest Products—0.1%
Fibria Overseas Finance Ltd. 5.500%, 1/17/27	145	168
Suzano Austria GmbH 3.750%, 1/15/31	100	105
		273

Pharmaceuticals—0.4%
Cigna Corp.
4.125%, 11/15/25	175	196
4.800%, 8/15/38	115	143
CVS Health Corp.
4.300%, 3/25/28	223	256
2.700%, 8/21/40	205	199
Shire Acquisitions Investments Ireland DAC 3.200%, 9/23/26	180	196
	Par Value	Value

Pharmaceuticals—continued
Takeda Pharmaceutical Co. Ltd. 3.175%, 7/9/50	$60	$61
Viatris, Inc. 144A 4.000%, 6/22/50(2)	215	227
		1,278

Pipelines—0.5%
El Paso Natural Gas Co. LLC 8.375%, 6/15/32	205	302
Enable Midstream Partners LP
3.900%, 5/15/24	90	96
4.950%, 5/15/28	160	183
Energy Transfer LP
6.500%, 2/1/42	150	195
Series G 7.125%(3)	215	222
Series H 6.500%(3)	100	102
NGPL PipeCo LLC 144A 3.250%, 7/15/31(2)	80	82
Northern Natural Gas Co. 144A 3.400%, 10/16/51(2)	189	194
Plains All American Pipeline LP Series B 6.125% (3)	175	154
		1,530

Retail—0.1%
Lowe’s Cos., Inc.
2.625%, 4/1/31	135	139
3.000%, 10/15/50	79	78
		217

Semiconductors—0.2%
Broadcom Corp. 3.875%, 1/15/27	183	202
Broadcom, Inc.
144A 3.469%, 4/15/34(2)	92	97
144A 3.500%, 2/15/41(2)	76	78
NXP B.V. 144A 3.400%, 5/1/30(2)	250	273
		650

Software—0.4%
Microsoft Corp.
3.500%, 11/15/42	275	318
2.525%, 6/1/50	170	167
	Par Value	Value

Software—continued
Oracle Corp.
3.800%, 11/15/37	$285	$313
3.650%, 3/25/41	155	164
salesforce.com, Inc. 2.900%, 7/15/51	154	155
		1,117

Telecommunications—0.4%
AT&T, Inc.
3.100%, 2/1/43	159	156
144A 3.500%, 9/15/53(2)	398	400
T-Mobile USA, Inc. 2.250%, 2/15/26	148	149
Verizon Communications, Inc.
2.100%, 3/22/28	150	153
2.875%, 11/20/50	145	138
Vodafone Group plc 5.125%, 6/4/81	145	146
		1,142

Water Utilities—0.1%
American Water Capital Corp. 2.300%, 6/1/31	179	182
Total Corporate Bonds and Notes (Identified Cost $40,429)		40,876

	Shares
Preferred Stocks—0.2%
Banks—0.2%
Regions Financial Corp. Series E, 4.450%	14,550	369
Truist Financial Corp. Series Q, 5.100%	125(4)	140
		509

Total Preferred Stocks (Identified Cost $489)		509

Common Stocks—12.6%
Aerospace & Defense—0.1%
L3Harris Technologies, Inc.	169	37
Lockheed Martin Corp.	428	162
Northrop Grumman Corp.	103	37
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

Aerospace & Defense—continued
Saab AB Class B	5,050	$134
		370

Air Freight & Logistics—0.0%
SG Holdings Co. Ltd.	2,600	68
Yamato Holdings Co. Ltd.	2,400	68
		136

Airlines—0.0%
Air New Zealand Ltd.(5)	17,087	19
Auto Components—0.0%
Gentex Corp.	1,959	65
Banks—0.4%
Agricultural Bank of China Ltd. Class H	361,000	126
Banco Bradesco S.A ADR	5,684	29
Bangkok Bank PCL	13,100	46
Bank of China Ltd. Class H	158,000	57
Bank of Communications Co., Ltd. Class H	249,000	167
Banque Cantonale Vaudoise	590	53
China Construction Bank Corp. Class H	209,000	164
CTBC Financial Holding Co., Ltd.	79,000	64
E.Sun Financial Holding Co., Ltd.	63,000	59
Hang Seng Bank Ltd.	800	16
Industrial & Commercial Bank of China Ltd. Class H	66,000	39
KB Financial Group, Inc. ADR(5)	781	39
Mega Financial Holding Co., Ltd.	44,000	52
Mizuho Financial Group, Inc.	5,400	77
Postal Savings Bank of China Co., Ltd. Class H	185,000	125
Shinhan Financial Group Co. Ltd. ADR(5)	1,289	46
Spar Nord Bank A/S	733	8
Tisco Financial Group PCL	11,100	31
		1,198

Beverages—0.1%
Coca-Cola Co. (The)	2,802	152
Coca-Cola European Partners plc	599	35
PepsiCo, Inc.	1,065	158
		345

	Shares	Value

Biotechnology—0.3%
Amgen, Inc.	460	$112
Gilead Sciences, Inc.	3,247	224
Horizon Therapeutics plc(5)	478	45
Regeneron Pharmaceuticals, Inc.(5)	330	184
Vertex Pharmaceuticals, Inc.(5)	925	186
		751

Building Products—0.1%
Geberit AG	131	98
Nichias Corp.	502	13
Takasago Thermal Engineering Co., Ltd.	2,903	48
		159

Capital Markets—0.2%
Deutsche Boerse AG	522	91
Japan Exchange Group, Inc.	2,400	53
Morgan Stanley	1,340	123
Nasdaq, Inc.	633	111
S&P Global, Inc.	236	97
T. Rowe Price Group, Inc.	721	143
		618

Chemicals—0.4%
Air Products and Chemicals, Inc.	1,029	296
Albemarle Corp.	1,789	302
Chr. Hansen Holding A/S	600	54
Givaudan S.A Registered Shares	34	158
Linde plc	1,025	296
Sociedad Quimica y Minera de Chile S.A Sponsored ADR	2,520	119
Taiwan Fertilizer Co. Ltd.	8,000	17
		1,242

Commercial Services & Supplies—0.3%
Republic Services, Inc. Class A	1,989	219
Secom Co., Ltd.	2,100	160
SP Plus Corp.(5)	132	4
UniFirst Corp.	269	63
Waste Management, Inc.	2,793	391
		837

Communications Equipment—0.1%
Cisco Systems, Inc.	2,676	142
Motorola Solutions, Inc.	838	182
		324

Construction & Engineering—0.2%
Bouygues S.A	3,595	133
	Shares	Value

Construction & Engineering—continued
China Conch Venture Holdings Ltd.	14,000	$59
Eiffage S.A	480	49
HOCHTIEF AG	1,566	120
Kajima Corp.	4,400	56
Obayashi Corp.	6,973	55
Okumura Corp.	1,800	47
Shimizu Corp.	4,700	36
Sumitomo Densetsu Co., Ltd.	1,000	21
		576

Construction Materials—0.1%
Siam Cement PCL (The)	6,200	83
Taiwan Cement Corp.	36,000	66
		149

Consumer Finance—0.0%
B2Holding ASA(5)	5,084	6
Containers & Packaging—0.0%
Cascades, Inc.	673	8
FP Corp.	1,200	45
Silgan Holdings, Inc.	1,388	58
Toyo Seikan Group Holdings Ltd.	900	12
		123

Diversified Consumer Services—0.0%
Graham Holdings Co. Class B	87	55
Diversified Financial Services—0.1%
Berkshire Hathaway, Inc. Class B(5)	385	107
Investor AB Class B	4,776	110
Yuanta Financial Holding Co., Ltd.	62,000	60
		277

Diversified Telecommunication Services—0.6%
AT&T, Inc.	7,525	217
Bezeq The Israeli Telecommunication Corp. Ltd.(5)	28,375	31
Chunghwa Telecom Co. Ltd. Sponsored ADR	1,465	60
Deutsche Telekom AG Registered Shares	12,176	257
Elisa Oyj	1,393	83
Iliad S.A	338	49
KT Corp. Sponsored ADR	5,245	73
Magyar Telekom Telecommunications plc	32,624	47
Maroc Telecom	2,210	34
Nippon Telegraph & Telephone Corp.	9,588	250
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

Diversified Telecommunication Services—continued
NOS SGPS S.A	6,083	$21
Orange S.A	6,202	71
Proximus SADP	2,691	52
Singapore Telecommunications Ltd.	29,500	50
Swisscom AG Registered Shares	132	75
Telefonica Brasil S.A ADR	4,343	37
Telekom Austria AG(5)	2,708	23
Telstra Corp. Ltd.	26,977	76
Verizon Communications, Inc.	6,783	380
		1,886

Electric Utilities—0.7%
American Electric Power Co., Inc.	886	75
BKW AG	111	12
CEZ AS	3,409	101
CLP Holdings Ltd.	13,719	136
Duke Energy Corp.	778	77
Elia Group SA	210	22
Emera, Inc.	1,549	70
Enel SpA	6,031	56
Entergy Corp.	529	53
Exelon Corp.	853	38
Iberdrola SA	8,715	106
NextEra Energy, Inc.	9,715	712
Pinnacle West Capital Corp.	819	67
Power Assets Holdings Ltd.	16,500	101
Southern Co. (The)	1,178	71
Xcel Energy, Inc.	3,493	230
		1,927

Electrical Equipment—0.4%
Generac Holdings, Inc.(5)	724	301
Plug Power, Inc.(5)	8,662	296
Shoals Technologies Group, Inc. Class A(5)	8,635	307
Sunrun, Inc.(5)	5,365	299
		1,203

Electronic Equipment, Instruments & Components—0.1%
ALSO Holding AG Registered Shares(5)	76	22
AU Optronics Corp. Sponsored ADR	3,321	27
Canon Marketing Japan, Inc.	700	16
China Railway Signal & Communication Corp. Ltd. Class H	105,000	39
Hon Hai Precision Industry Co. Ltd. GDR	9,580	77
	Shares	Value

Electronic Equipment, Instruments & Components—continued
Keysight Technologies, Inc.(5)	233	$36
Shibaura Electronics Co., Ltd.	200	10
Tripod Technology Corp.	8,000	39
		266

Energy Equipment & Services—0.2%
Baker Hughes Co.	13,128	300
Schlumberger N.V.	9,316	298
		598

Entertainment—0.1%
IGG, Inc.	22,000	29
Koei Tecmo Holdings Co. Ltd.	1,300	63
NetEase, Inc. ADR	1,153	133
		225

Equity Real Estate Investment—0.5%
American Tower Corp.	318	86
ARA LOGOS Logistics Trust	21,200	13
British Land Co. plc (The)	20,325	139
CapitaLand Integrated Commercial Trust	54,900	85
Crown Castle International Corp.	1,089	213
Easterly Government Properties, Inc.	2,284	48
Equity LifeStyle Properties, Inc.	1,011	75
Equity Residential	966	74
Fibra Uno Administracion SA de CV	35,900	39
Gaming and Leisure Properties, Inc.	1,743	81
Industrial & Infrastructure Fund Investment Corp.	17	33
Killam Apartment Real Estate Investment Trust	1,828	30
Land Securities Group plc	14,558	136
Lar Espana Real Estate Socimi S.A	1,947	11
Mapletree Industrial Trust	15,600	33
Nippon Prologis REIT, Inc.	33	105
Public Storage	370	111
SBA Communications, Corp. Class A	273	87
		1,399

	Shares	Value

Food & Staples Retailing—0.4%
Casey’s General Stores, Inc.	183	$36
Costco Wholesale Corp.	338	134
Empire Co., Ltd. Class A	1,850	58
Kesko OYJ Class B	2,431	90
Koninklijke Ahold Delhaize N.V.	6,377	190
Kroger Co. (The)	2,264	87
Lawson, Inc.	3,000	139
Metro, Inc. Class A	1,762	84
Seven & i Holdings Co., Ltd.	2,900	138
Sheng Siong Group Ltd.	25,500	30
Sugi Holdings Co., Ltd.	800	58
Walmart, Inc.	1,403	198
Welcia Holdings Co. Ltd.	1,500	49
		1,291

Food Products—0.5%
Astral Foods Ltd.	1,214	13
Barry Callebaut AG	38	88
Campbell Soup Co.	1,043	48
Chocoladefabriken Lindt & Spruengli AG PC	8	80
General Mills, Inc.	1,225	75
Grupo Bimbo SAB de CV Series A	14,000	31
Hershey Co. (The)	1,200	209
Hormel Foods Corp.	2,933	140
J.M. Smucker Co. (The)	1,001	130
McCormick & Co., Inc.	724	64
MEIJI Holdings Co. Ltd.	1,500	90
Nestle S.A Registered Shares	2,060	256
Nissin Foods Holdings Co. Ltd.	900	65
Sino Grandness Food Industry Group Ltd.(5)(6)	77,400	—
Strauss Group Ltd.	1,776	50
Toyo Suisan Kaisha Ltd.	1,100	42
Uni-President Enterprises Corp.	23,000	60
		1,441

Gas Utilities—0.1%
ENN Energy Holdings Ltd.	6,000	114
Snam SpA	14,904	86
		200

Healthcare Equipment & Supplies—0.0%
BioMerieux	95	11
DiaSorin SpA	300	57
Hogy Medical Co. Ltd.	500	15
		83

See Notes to Schedule of Investments

VIRTUS AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

Healthcare Providers & Services—0.4%
Alfresa Holdings Corp.	2,300	$34
AmerisourceBergen Corp.	631	72
Anthem, Inc.	259	99
Centene Corp.(5)	818	60
CVS Health Corp.	1,295	108
Encompass Health Corp.	784	61
Galenica AG	748	53
Humana, Inc.	170	75
Laboratory Corporation of America Holdings(5)	399	110
Medipal Holdings Corp.	2,700	52
Quest Diagnostics, Inc.	565	74
Sinopharm Group Co., Ltd. Class H	17,200	51
Summerset Group Holdings Ltd.	7,151	67
Suzuken Co., Ltd.	1,400	41
Toho Holdings Co. Ltd.	1,100	18
UnitedHealth Group, Inc.	489	196
		1,171

Hotels, Restaurants & Leisure—0.3%
Autogrill SpA(5)	26,048	191
Domino’s Pizza, Inc.	182	85
Ichibanya Co. Ltd.	400	18
McDonald’s Corp.	793	183
McDonald’s Holdings Co. Japan Ltd.	1,400	62
Sands China Ltd.(5)	30,000	127
Starbucks Corp.	841	94
Whitbread plc(5)	3,315	143
		903

Household Durables—0.1%
Rinnai Corp.	600	57
SEB S.A	39	7
Sekisui House Ltd.	3,700	76
		140

Household Products—0.3%
Clorox Co. (The)	509	91
Colgate-Palmolive Co.	659	54
Earth Corp.	700	41
Kimberly-Clark Corp.	1,227	164
Procter & Gamble Co. (The)	2,801	378
Unicharm Corp.	300	12
		740

Independent Power Producers & Energy Traders—0.1%
China Everbright Greentech Ltd.	55,000	21
	Shares	Value

Independent Power Producers & Energy Traders—continued
EDP Renovaveis S.A	1,804	$42
Sunnova Energy International, Inc.(5)	8,049	303
		366

Industrial Conglomerates—0.0%
Jardine Matheson Holdings Ltd.	1,600	102
TOKAI Holdings Corp.	1,800	15
		117

Industrial/Office—0.1%
Alexandria Real Estate Equities, Inc.	472	86
Duke Realty Corp.	2,806	133
		219

Insurance—0.5%
American Financial Group, Inc.	740	92
Aon plc Class A	131	31
AUB Group Ltd.	3,083	52
Brown & Brown, Inc.	1,671	89
Fubon Financial Holding Co., Ltd.	33,000	87
Hanover Insurance Group, Inc. (The)	572	78
Intact Financial Corp.	1,224	166
Japan Post Holdings Co., Ltd.(5)	10,400	85
Legal & General Group plc	39,435	140
Marsh & McLennan Cos., Inc.	560	79
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered Shares	348	95
Progressive Corp. (The)	1,780	175
Qualitas Controladora SAB de CV	4,100	19
Talanx AG	698	29
Tryg A/S	2,448	60
Willis Towers Watson plc	268	62
Zurich Insurance Group AG	331	133
		1,472

Interactive Media & Services—0.0%
Tencent Holdings Ltd.	1,200	90
Internet & Direct Marketing Retail—0.1%
Amazon.com, Inc.(5)	45	155
	Shares	Value

IT Services—0.4%
Accenture plc Class A	371	$109
Automatic Data Processing, Inc.	648	129
Fidelity National Information Services, Inc.	569	81
Fiserv, Inc.(5)	720	77
Limelight Networks, Inc.(5)	4,130	13
Mastercard, Inc. Class A	516	188
NEC Corp.	1,400	72
NEC Networks & System Integration Corp.	2,700	43
NET One Systems Co. Ltd.	700	23
Paychex, Inc.	2,591	278
Visa, Inc. Class A	588	137
Western Union Co. (The)	2,783	64
		1,214

Leisure Products—0.0%
Sankyo Co., Ltd.	2,000	51
Life Sciences Tools & Services—0.0%
Bio-Rad Laboratories, Inc. Class A(5)	123	79
Tecan Group AG	105	52
		131

Machinery—0.1%
Chart Industries, Inc.(5)	1,956	286
Kone OYJ Class B	1,026	84
		370

Media—0.1%
Cogeco Communications, Inc.	612	60
National CineMedia, Inc.	706	3
Omnicom Group, Inc.	1,264	101
Shaw Communications, Inc. Class B	4,307	125
		289

Metals & Mining—0.5%
Agnico Eagle Mines Ltd.	1,078	65
Barrick Gold Corp.	4,117	85
First Quantum Minerals, Ltd.	13,039	301
Franco-Nevada Corp.	1,266	184
Freeport-McMoRan, Inc.	8,068	299
Newmont Corp.	3,685	234
POSCO Sponsored ADR	854	66
Vale S.A Sponsored ADR	4,398	100
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

Metals & Mining—continued
Yamana Gold, Inc.	8,821	$37
		1,371

Mortgage Real Estate Investment Trusts (REITs)—0.0%
Cherry Hill Mortgage Investment Corp.	16	—
Multiline Retail—0.1%
Dollar General Corp.	1,222	264
Target Corp.	578	140
		404

Multi-Utilities—0.2%
Canadian Utilities, Ltd. Class A	2,046	57
CMS Energy Corp.	1,195	71
Consolidated Edison, Inc.	3,711	266
Dominion Energy, Inc.	1,137	84
DTE Energy Co.	457	59
REN - Redes Energeticas Nacionais SGPS S.A	5,617	15
WEC Energy Group, Inc.	1,506	134
		686

Oil, Gas & Consumable Fuels—0.2%
China Aviation Oil Singapore Corp. Ltd.	6,900	5
MOL Hungarian Oil & Gas plc(5)	4,902	39
Neste Oyj	1,647	101
PTT PCL	11,800	15
Star Petroleum Refining PCL(5)	179,100	54
Valero Energy Corp.	3,841	300
		514

Personal Products—0.1%
Kao Corp.	2,000	123
Unilever plc	1,000	59
		182

Pharmaceuticals—0.8%
Astellas Pharma, Inc.	5,508	96
Bristol-Myers Squibb Co.	2,526	169
Eli Lilly & Co.	1,562	358
Johnson & Johnson	2,534	417
Merck & Co., Inc.	3,786	294
Novartis AG Registered Shares	2,149	196
Organon & Co.(5)	378	11
Pfizer, Inc.	5,612	220
Richter Gedeon Nyrt	2,371	63
Roche Holding AG	620	234
Sawai Group Holdings Co., Ltd.	1,100	49
	Shares	Value

Pharmaceuticals—continued
Sumitomo Dainippon Pharma Co. Ltd.	532	$11
Takeda Pharmaceutical Co., Ltd.	2,500	84
Viatris, Inc.	696	10
Zoetis, Inc. Class A	636	119
		2,331

Professional Services—0.1%
Booz Allen Hamilton Holding Corp. Class A	1,070	91
FTI Consulting, Inc.(5)	457	62
LifeWorks, Inc.	1,365	37
ManTech International Corp. Class A	725	63
		253

Real Estate Management & Development—0.3%
Allreal Holding AG Registered Shares	237	47
Azrieli Group Ltd.	837	59
Hysan Development Co., Ltd.	36,000	143
Intershop Holding AG	26	17
Mobimo Holding AG	100	33
PSP Swiss Property AG Registered Shares	427	54
Swire Properties Ltd.	49,400	147
Swiss Prime Site AG Registered Shares	1,098	109
TAG Immobilien AG	1,672	53
TLG Immobilien AG	963	32
WCM Beteiligungs- und Grundbesitz-AG	4,510	27
Wharf Real Estate Investment Co., Ltd.	23,000	134
Yuzhou Group Holdings Co. Ltd.	52,204	13
		868

Road & Rail—0.0%
Fukuyama Transporting Co., Ltd.	154	5
Senko Group Holdings Co., Ltd.	4,704	46
Tourism Holdings Ltd.(5)	3,878	7
		58

Semiconductors & Semiconductor Equipment—0.6%
ASE Technology Holding Co. Ltd. ADR	20,923	168
Dialog Semiconductor plc(5)	334	26
Enphase Energy, Inc.(5)	1,628	299
Global Mixed Mode Technology, Inc.	9,000	76
	Shares	Value

Semiconductors & Semiconductor Equipment—continued
Himax Technologies, Inc. ADR	10,380	$173
Intel Corp.	2,119	119
Silicon Motion Technology Corp. ADR	3,262	209
SolarEdge Technologies, Inc.(5)	1,069	296
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	2,249	270
		1,636

Software—0.3%
Adobe, Inc.(5)	209	123
Asseco Poland S.A	2,017	41
Cadence Design Systems, Inc.(5)	160	22
Check Point Software Technologies Ltd.(5)	321	37
Citrix Systems, Inc.	744	87
Fortinet, Inc.(5)	100	24
Intuit, Inc.	247	121
Microsoft Corp.	898	243
Oracle Corp.	1,726	134
Tyler Technologies, Inc.(5)	251	114
		946

Specialty Retail—0.2%
Aoyama Trading Co. Ltd.(5)	189	1
AutoZone, Inc.(5)	103	154
DCM Holdings Co., Ltd.	3,600	34
Hornbach Holding AG & Co. KGaA	269	31
Nitori Holdings Co., Ltd.	800	141
O’Reilly Automotive, Inc.(5)	332	188
TJX Cos., Inc. (The)	2,176	147
		696

Technology Hardware, Storage & Peripherals—0.2%
Apple, Inc.	875	120
Canon, Inc.	4,190	95
FUJIFILM Holdings Corp.	1,979	147
Legend Holdings Corp. Class H	6,400	10
Lenovo Group Ltd.	112,000	129
Samsung Electronics Co., Ltd. Registered Shares GDR	118	210
		711

See Notes to Schedule of Investments

VIRTUS AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

Textiles, Apparel & Luxury Goods—0.2%
Burberry Group plc(5)	5,117	$146
China Dongxiang Group Co., Ltd.	68,883	12
Hermes International	131	191
PVH Corp.(5)	1,270	137
		486

Thrifts & Mortgage Finance—0.0%
Kearny Financial Corp.	2,236	27
TFS Financial Corp.	2,337	48
Waterstone Financial, Inc.	1,038	20
		95

Trading Companies & Distributors—0.0%
Solar A/S Class B	333	29
Watsco, Inc.	193	55
		84

Transportation Infrastructure—0.2%
Aeroports de Paris(5)	1,081	141
Enav SpA(5)	5,868	27
Fraport AG Frankfurt Airport Services Worldwide(5)	2,186	149
Getlink SE	9,070	141
Kamigumi Co., Ltd.	2,200	45
Shenzhen Expressway Co., Ltd. Class H	24,000	23
Sydney Airport(5)	31,336	136
		662

Water Utilities—0.0%
American Water Works Co., Inc.	153	24
Wireless Telecommunication Services—0.1%
KDDI Corp.	4,100	128
SK Telecom Co. Ltd. Sponsored ADR	1,017	32
SoftBank Corp.	6,400	84
T-Mobile US, Inc.(5)	484	70
		314

Total Common Stocks (Identified Cost $34,850)		37,518

Exchange-Traded Funds(7)—12.8%
Invesco WilderHill Clean Energy ETF	14,000	1,305
iShares Core U.S. Aggregate Bond ETF	46,479	5,360
iShares ESG Aware MSCI USA ETF	136,228	13,414
iShares Global Clean Energy ETF	51,645	1,212
	Shares	Value

iShares MSCI USA ESG Select ETF	25,326	$2,420
iShares Trust iShares ESG Aware MSCI EAFE ETF	112,959	8,927
iShares, Inc. iShares ESG Aware MSCI EM ETF	66,917	3,021
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	46,000	2,533
Total Exchange-Traded Funds (Identified Cost $35,956)		38,192

Total Long-Term Investments—61.9% (Identified Cost $179,231)		184,428

Short-Term Investments—33.0%
Money Market Mutual Fund—2.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(7)	6,539,104	6,539
Total Money Market Mutual Fund (Identified Cost $6,539)		6,539

Affiliated Mutual Fund—30.8%
Virtus Allianzgi Global Sustainability Fund(7)	3,521,823	91,638
Total Affiliated Mutual Fund (Identified Cost $66,102)		91,638

Total Short-Term Investments (Identified Cost $72,641)		98,177

TOTAL INVESTMENTS—94.9% (Identified Cost $251,872)		$282,605
Other assets and liabilities, net—5.1%		15,221
NET ASSETS—100.0%		$297,826
Abbreviations:
ADR	American Depositary Receipt
CDX.EM	Credit Default Swap Emerging Markets
CDX.NA.HY	Credit Default Swap National Association High Yield
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
PC	Participation Certificate
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
TIPS	Treasury-Inflation Protected Securities

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of June 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to a value of $17,375 or 5.8% of net assets.
(3)	No contractual maturity date.
(4)	Value shown as par value.
(5)	Non-income producing.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
ICE	Intercontinental Exchange

Country Weightings†
United States	93%
Netherlands	2
United Kingdom	1
Switzerland	1
China	1
Cayman Islands	1
Canada	1
Total	100%
† % of total investments as of June 30, 2021.
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
Exchange-Traded Futures contracts as of June 30, 2021 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
IBEX 35® Index	July 2021	7	$729	$—	$(28)
FTSE Taiwan Index	July 2021	4	244	3	—
Platinum Index	July 2021	12	208	—	(2)
Mid Am Index	August 2021	97	496	—	(14)
BIST 30 Index	August 2021	130	224	—	(10)
10 Year Euro	September 2021	4	819	—	(2)
Euro-BTP	September 2021	6	1,077	2	—
Euro-OAT	September 2021	7	1,320	—	(3)
TOPIX Index	September 2021	15	2,623	—	(22)
Australian Dollar	September 2021	4	300	—	(10)
British Pound	September 2021	33	2,847	—	(76)
EURO FX	September 2021	(4)	(593)	4	—
Japanese Yen Curncy	September 2021	78	8,782	125	—
NEW Zealand Index	September 2021	5	349	—	(11)
Canadian Dollar	September 2021	27	2,177	—	(57)
Mid Am Comdty	September 2021	4	424	2	—
ASX SPI Index	September 2021	5	677	—	(4)
FTSE/JSE Top 40 Index	September 2021	7	294	—	(8)
S&P TSX Index	September 2021	6	1,164	8	—
DAX Mini Index	September 2021	17	1,565	—	(17)
E Mini Index	September 2021	150	11,690	—	(74)
FTSE 100 Index	September 2021	18	1,738	—	(24)
FTSE MIB Index	September 2021	6	889	—	(20)
MSCI Eafe Index	September 2021	74	8,525	—	(258)
MSCI Emerging Index	September 2021	54	3,685	14	—
S&P E Index	September 2021	44	9,435	140	—
10-Year U.S. Treasury Note	September 2021	53	7,023	—	(30)
10-Year Ultra U.S. Treasury Bond	September 2021	59	8,685	—	(38)
30 Year U Comdty	September 2021	(1)	(193)	—	—
30-Year U.S. Treasury Note	September 2021	12	1,929	18	—
Canada Government 10-Year Bond	September 2021	11	1,291	—	(6)
10-Year Ultra U.S. Treasury Bond	September 2021	13	2,304	—	(15)
2-Year U.S. Treasury Note	September 2021	36	7,932	—	(13)
5-Year U.S. Treasury Note	September 2021	66	8,146	—	(12)
Total				$316	$(754)

Centrally cleared credit default swap - buy protection(1) outstanding as of June 30, 2021 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
Baxter International	Quarterly	ICE	1.000%	06/20/26	$(1,175)	$(43)	$(42)	$—	$(1)
CDX.NA.HY.36(3)	Quarterly	ICE	5.000%	06/20/26	(3,295)	(336)	(324)	—	(12)
Valero Energy Corp	Quarterly	ICE	1.000%	06/20/26	(390)	(4)	2	—	(6)
International Business Machines Corp	Quarterly	ICE	1.000%	06/20/26	(1,210)	(38)	(37)	—	(1)
CDX.EM.35(4)	Quarterly	ICE	1.000%	06/20/26	1,350	(35)	(54)	19	—
Total						$(456)	$(455)	$19	$(20)

Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	CDX.NA.HY is composed of 100 liquid North American entities with high yield credit ratings as published by Markit® from time to time.
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
(4)	CDX.EM is composed of Sovereign issuers from Latin America, Eastern Europe, the Middle East, Africa and Asia as published by Markit from time to time.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$20,345	$—	$20,345	$—
Corporate Bonds and Notes	40,717	—	40,717	—
Mortgage-Backed Securities	26,090	—	26,090	—
U.S. Government Securities	20,898	—	20,898	—
Equity Securities:
Common Stocks	37,518	37,518	—	—(1)
Preferred Stocks	509	369	140	—
Affiliated Mutual Fund	91,638	91,638	—	—
Exchange-Traded Funds	38,192	38,192	—	—
Money Market Mutual Fund	6,539	6,539	—	—
Other Financial Instruments:
Futures Contracts	316	316	—	—
Centrally Cleared Credit Default Swap	(35)	—	(35)	—
Total Assets	282,727	174,572	108,155	—
Assets:
Debt Securities:
Corporate Bonds and Notes	159	—	—	—
Equity Securities:
Other Financial Instruments:
Liabilities:
Other Financial Instruments:
Futures Contracts	(754)	(754)	—	—
Centrally Cleared Credit Default Swap	(421)	—	(421)	—
Total Liabilities	(1,175)	(754)	(421)	—
Total Investments	$281,711	$173,818	$107,734	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2021.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI GLOBAL ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.